COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
17.	COMMITMENTS AND CONTINGENCIES

Commitments

The Group engaged third parties for promoting its brand image through various advertising channels. The amount of advertising commitments relates to the committed advertising services that have not been delivered and paid. As of June 30, 2022, future minimum advertising commitments under non-cancelable agreements were RMB110.3 million.

Contingencies

The Group and certain of the officers and directors have been named as defendants in a putative securities class action filed on July 12, 2021 in the U.S. District Court for the District of New Jersey. On March 4, 2022, plaintiff filed the Amended Complaint, purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the securities between June 11, 2021 and July 2, 2021, both inclusive. The action alleges that the Group made false and misleading statements regarding the business, operations and compliance policies in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. In May 2022, the Company filed its motion to dismiss the Amended Complaint. Briefing on the motion to dismiss was completed in July 2022, and a decision remains pending. In September 2022, the parties reached a tentative agreement in principle to settle the case. Accordingly, the Group has recorded a contingent liability of RMB14.9 million as of June 30, 2022. On November 10, 2022, the Court granted preliminary approval of the parties’ settlement agreement, pursuant to which, without any admission or finding of any wrongdoing on the part of any of the Defendants, the parties agreed that, in consideration of the Company’s payment of US$2.25 million, all actual and potential claims and causes of action that have been or could have been alleged against the Company and the individual defendant (including the individuals mentioned above) are resolved and discharged and precluded from being raised again in any future action. The payment of the settlement amount is due by mid-December 2022 and has been paid. The Court scheduled a fairness hearing for March 2023, after which the Court will decide whether to grant final approval of the settlement.

16.	COMMITMENTS AND CONTINGENCIES

Commitments

The Group engaged third parties for promoting its brand image through various advertising channels. The amount of advertising commitments relates to the committed advertising services that have not been delivered and paid. As of September 30, 2022, future minimum advertising commitments under non-cancelable agreements were RMB110.5 million.

16.	COMMITMENTS AND CONTINGENCIES (CONTINUED)

Contingencies

The Group and certain of the officers and directors have been named as defendants in a putative securities class action filed on July 12, 2021 in the U.S. District Court for the District of New Jersey. On March 4, 2022, plaintiff filed the Amended Complaint, purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the securities between June 11, 2021 and July 2, 2021, both inclusive. The action alleges that the Group made false and misleading statements regarding the business, operations and compliance policies in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. In May 2022, the Company filed its motion to dismiss the Amended Complaint. Briefing on the motion to dismiss was completed in July 2022, and a decision remains pending. In September 2022, the parties reached a tentative agreement in principle to settle the case. Accordingly, the Group has recorded a contingent liability of RMB14.9 million as of September 30, 2022. On November 10, 2022, the Court granted preliminary approval of the parties’ settlement agreement, pursuant to which, without any admission or finding of any wrongdoing on the part of any of the Defendants, the parties agreed that, in consideration of the Company’s payment of US$2.25 million, all actual and potential claims and causes of action that have been or could have been alleged against the Company and the individual defendant (including the individuals mentioned above) are resolved and discharged and precluded from being raised again in any future action. The payment of the settlement amount is due by mid-December 2022 and has been paid. The Court scheduled a fairness hearing for March 2023, after which the Court will decide whether to grant final approval of the settlement.